SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Summary of the Company's Segment Net Sales, Gross Profit and Income Before Income Taxes

Summarized below are the Company’s segment net sales, gross profit and income before income taxes for the years ended December 31, 2024, 2023 and 2022 based on the current reporting segment structure.

	Years ended December 31, 2024
Segment income (loss) and Loss before income taxes	Equipment	Services	Consolidated
	(in thousands)
Net Sales	$1,406	$9,472	$10,878
Cost of Net Sales	(1,223)	(6,749)	(7,972)
Gross Profit	183	2,723	2,906
Research and Development	(5,085)	—	(5,085)
General and corporate			(1,506)
Loss before income taxes			$(3,685)

	Years ended December 31, 2023
Segment income (loss) and Loss before income taxes	Equipment	Services	Consolidated
	(in thousands)
Net Sales	$4,594	$11,159	$15,753
Cost of Net Sales	(3,666)	(7,697)	(11,363)
Gross Profit	928	3,462	4,390
Research and Development	(5,881)	—	(5,881)
General and corporate			(1,086)
Loss before income taxes			$(2,577)

	Years ended December 31, 2022
Segment income (loss) and Loss before income taxes	Equipment	Services	Consolidated
	(in thousands)
Net Sales	$2,284	$11,768	$14,052
Cost of Net Sales	(2,902)	(8,483)	(11,385)
Gross Profit (Loss)	(618)	3,285	2,667
Research and Development	(4,762)	—	(4,762)
General and corporate			(844)
Loss before income taxes			$(2,939)

Schedule of Sales Data by Geographical Area

Sales are attributed to a geographical area based upon the location of the customer. Sales data by geographical area are as follows:

	Years Ended December 31,
		% of net		% of net		% of net
	2024	Sales	2023	Sales	2022	Sales
	(in thousands, except percentages)
Net Sales by Region
China	$2,084	19%	$2,577	16%	$1,735	12%
India	4,893	45%	8,268	53%	7,152	51%
Japan	3,901	36%	4,908	31%	5,165	37%
Total	$10,878	100%	$15,753	100%	$14,052	100%

Schedule of Long-lived Assets, Consisting of Property, Plant and Equipment, by Geographical Area

Long-lived assets, consisting of property, plant and equipment, by geographical area are as follows:

	December 31,
	2024	2023
	(in thousands)
China	$475	$603
Other	1	7
Total long-lived assets	$476	$610